Class P Prospectus | PACE® Small/Medium Co Growth Equity Investments | Class P
PACE® Small/Medium Co Growth Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class P Prospectus PACE® Small/Medium Co Growth Equity Investments Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	[1]	none
Maximum deferred sales charge (load) (as a % of the offering price)	[1]	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)*	[1][2]	1.00%
[1]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[2]	Effective February 17, 2015, the redemption fee will be calculated as a percentage of the amount redeemed within 30 days of purchase, if applicable.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class P Prospectus PACE® Small/Medium Co Growth Equity Investments Class P
Management fees		0.70%
Distribution and/or service (12b-1) fees		none
Other expenses (includes administration fee of 0.10%)	[1]	0.43%
Total annual fund operating expenses		1.13%
[1]	Includes recoupment of 0.01% from the fund's Class P shares expenses previously reimbursed by UBS Global Asset Management (Americas) Inc. ("UBS Global AM") under a written fee waiver/expense reimbursement agreement.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Class P Prospectus PACE® Small/Medium Co Growth Equity Investments Class P	115	357	618	1,364

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests primarily in stocks of "emerging growth" companies that are believed to have potential for high future earnings growth relative to the overall market. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Growth Index at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks. The fund may invest up to 10% of its total assets in non-US securities, which may trade either within or outside the US.

The fund's investment strategies may result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Palisade Capital Management, L.L.C. ("Palisade"), Riverbridge Partners, LLC ("Riverbridge"), Lee Munder Capital Group, LLC (to be renamed LMCG Investments, LLC effective on or about January 1, 2015) ("LMCG") and Timpani Capital Management LLC ("Timpani") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Palisade seeks fundamentally strong and dynamic small and mid cap companies that are trading at a discount to their growth rates. Palisade's goal is to ascertain a dynamic of change before it manifests in consensus estimates. Palisade believes that the small and mid cap market is inherently less efficient than the large cap market, and attempts to gain an informational advantage by committing to the labor intensive process of conducting bottom-up fundamental research on small and mid cap companies, as well as their customers, competitors and supply chains. Palisade places heavy emphasis on the effectiveness of a small/mid cap company's management team and seeks direct access to a variety of each company's key decision-makers.

Riverbridge believes that earnings power determines the value of a franchise. Riverbridge focuses on companies that are viewed as building their earnings power and building the intrinsic value of the company over long periods of time. Riverbridge looks to invest in high-quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

LMCG seeks to achieve competitive returns in small/medium capitalization companies by identifying unrecognized growth potential, wherever it exists across all industry sectors. LMCG seeks to identify firms with high quality business models, distinct competitive advantages, proven management teams, and significant growth potential. Revenue growth, margin expansion, and the ability to positively surprise and revise earnings estimates are key characteristics in LMCG's holdings.

LMCG seeks to identify firms that have duration and sustainability of these characteristics based on their competitive positions in their respective industries.

Timpani seeks to invest in small cap companies where growth is robust, sustainable and underestimated by the market. Timpani uses fundamental research, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Timpani forms an investment decision based on this research and an assessment of the market's perception of these companies. Timpani may invest in any sector, may emphasize one or more particular sectors and may sell a company's stock when it believes a company's prospects for growth have diminished. Timpani may also sell or reduce a portfolio position when it sees market sentiment turn negative on a stock held in the portfolio.

Principal risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short term gains for shareholders, which may have an adverse impact on performance.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee or any similar fee charged by other advisory programs; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Riverbridge assumed day-to-day management of a portion of the fund's assets on October 1, 2005. Palisade assumed day-to-day management of a separate portion of the fund's assets on February 2, 2009. LMCG and Timpani assumed day-to-day management of a separate portion of the fund's assets on November 25, 2013. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PACE Small/Medium Co Growth Equity Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2014: (6.91)% Best quarter during calendar years shown—2Q 2009: 20.64% Worst quarter during calendar years shown—4Q 2008: (26.31)%
Average annual total returns (for the periods ended December 31, 2013)
Average Annual Returns Class P Prospectus PACE® Small/Medium Co Growth Equity Investments		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	[1]	38.88%	23.46%	8.85%	Aug. 24, 1995
Class P After Taxes on Distributions	[1]	34.50%	22.59%	7.82%
Class P After Taxes on Distributions and Sale of Fund Shares	[1]	24.64%	19.24%	7.06%
Class P Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)		40.65%	24.03%	10.11%
[1]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.